Details of Significant Accounts - Schedule of other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Prepaid expenses	$ 1,592	$ 2,041
Others	114	97
Total	$ 1,706	$ 2,138